   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 10, 1999

                                                      REGISTRATION NO. 333-19655
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                              EQUITY INVESTOR FUND
                           PREMIER WORLD PORTFOLIO--1
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

                   MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY         MICHAEL KOCHMANN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

                                COPIES TO:           DOUGLAS LOWE, ESQ.
                          PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   LEE B. SPENCER, JR.             ESQ.                TWO WORLD TRADE
   ONE NEW YORK PLAZA      450 LEXINGTON AVENUE      CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 23, 1999.

Check box if it is proposed that this filing will become effective on November 19, 1999 pursuant to paragraph (b) of Rule 485. / x /

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
                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              EQUITY INVESTOR FUND
                              PREMIER WORLD PORTFOLIO--1
                              (A UNIT INVESTMENT TRUST)
                              O   SEMI-ANNUAL INCOME
                              O   PROFESSIONAL SELECTION
                              O   DIVERSIFICATION
                              O   REINVESTMENT OPTION



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
Incorporated                   The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated November 19, 1999.

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Defined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks or bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, risk tolerance or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION ON THIS PROSPECTUS IS AS OF THE EVALUATION DATE, JULY 31, 1999.


CONTENTS
                                                                PAGE
                                                          -----------
Risk/Return Summary.....................................           3
What You Can Expect From Your Investment................           5
   Income...............................................           5
   Records and Reports..................................           5
The Risks You Face......................................           5
   Concentration Risk...................................           5
   Foreign Issuer Risk..................................           5
   European Risk Factors................................           6
   Litigation and Legislation Risks.....................           6
Selling Units...........................................           6
   Sponsors' Secondary Market...........................           7
   Selling Units to the Trustee.........................           7
How The Fund Works......................................           7
   Pricing..............................................           7
   Evaluations..........................................           7
   Income...............................................           8
   Expenses.............................................           8
   Portfolio Changes....................................           8
   Fund Termination.....................................           9
   Certificates.........................................           9
   Trust Indenture......................................           9
   Legal Opinion........................................          10
   Auditors.............................................          10
   Sponsors.............................................          10
   Trustee..............................................          10
   Underwriters' and Sponsors' Profits..................          10
   Public Distribution..................................          11
   Code of Ethics.......................................          11
   Year 2000 Issues.....................................          11
Taxes...................................................          11
Supplemental Information................................          12
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY


       1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?
        O The objective of this Defined Fund is total return through a combination of capital appreciation and, to a lesser extent, dividend income by investing in a diversified portfolio of common stocks issued primarily by some of the largest non-U.S. companies with records of uninterrupted dividends over at least ten years.
       2.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O  The Portfolio contains    common stocks issued primarily by
           companies that are among the largest non-U.S. companies in annual revenue, with established records of earnings and uninterrupted dividend payments over at least 10 years as of the initial deposit, August 7, 1997. The stocks contained in the Portfolio are generally considered to be 'blue chip' stocks.
           -- The Fund is designed for investors who want to invest a portion of their equity portfolio in securities of foreign issuers.
           -- Since all of the Portfolio stocks are in the
               international sector, this Fund is not designed to be a
              complete equity investment program.
        o The Fund plans to hold the stocks in the Portfolio for approximately two years. The Fund will terminate by August 31, 2001.
       3.  WHAT COUNTRIES AND INDUSTRY SECTORS ARE REPRESENTED IN THE
           PORTFOLIO?
           Based upon current market values, the following countries are represented in the Portfolio:



                                                 APPROXIMATE
                                                  PORTFOLIO
                                                  PERCENTAGE
/ / France                                            %
/ / United Kingdom
/ / Germany
/ / Netherlands
/ / Japan
/ / Switzerland
/ / Finland
/ / Spain
/ / Australia
/ / Canada
/ / Sweden
/ / Hong Kong


Based upon the principal business of each issuer and current market values, the following industries are represented in the Portfolio:


                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE
/ / Financial Services/Insurance/Banking               %
/ / Utilities/Telecommunications
/ / Food/Beverage
/ / Machinery/Automotive/Aerospace
/ / Manufacturing
/ / Retail
/ / Chemical/Pharmaceutical
/ / Building Materials
/ / Natural Resources
/ / Oil
/ / Other



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o  Stock prices can be volatile.
        o Dividend rates on the stocks or share prices may decline during the life of the Fund.
        o Because the Portfolio is concentrated in the sector, adverse developments in this industry may affect the value of your units.
        o  The Fund may continue to hold the stocks originally selected even though their market value or yield may have changed.
        o  Investments in securities of foreign issuers involve risks that are different from investments in securities of domestic issuers (see The Risks You Face in the back of the prospectus).
       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want semi-annual income from foreign stocks. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in equity securities of different foreign issuers.
           The Fund is not appropriate for you if you are unwilling to take the risk involved with an international equity investment.
       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

           ESTIMATED ANNUAL OPERATING EXPENSES
                                                           AMOUNT
                                                     PER 1,000 UNITS
                                                     ---------------
                                                        $      0.
           Trustee's Fee
                                                        $      0.
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           and organizational
           expenses)
                                                        $      0.
           Other Operating Expenses
                                                     ---------------
                                                        $      1.
           TOTAL


           The Sponsors historically paid organization costs and updating expenses.
           You will pay an initial up-front sales fee of approximately 2.75% and a deferred sales charge of $1.625 per 1,000 units ($6.50 annually) to be deducted from the net asset value of the Portfolio quarterly on the 10th of each February, May, August and November. The fee will be reduced for quantity purchases, as follows:



                                              YOUR MAXIMUM
                                                 SALES FEE
                    IF YOU INVEST:                WILL BE:
           --------------------------------  -----------------
           Less than $250,000                         2.75%
           $250,000 to $499,999                       2.25%
           $500,000 to $749,999                       1.75%
           $750,000 to $999,999                       1.25%
           $1,000,000 or more                         1.00%



       7.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and stocks are not sold because of market changes. The Sponsors monitor the portfolio and may instruct the Trustee to sell securities under certain limited circumstances.

       8.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from the Sponsors.
           UNIT PRICE PER 1,000 UNITS            $
           (as of July 31, 1999)
           Unit price is based on the net asset value of the Fund plus the up-front sales fee.
           The Portfolio stocks are valued by the Trustee on the basis of their closing prices at 4:00 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the stocks.

       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to the Sponsors or the Trustee for the net asset value determined at the close of business on the date of sale, less the costs of liquidating securities to meet the redemption.

      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays monthly distributions of any dividend income, net of expenses, on the 25th of June and December each year, if you own units on the 10th of those months. Distributions of ordinary income will be dividends for federal income tax purposes and may be eligible for the dividends-received deduction for corporations. Distributions to foreign investors will generally be subject to withholding taxes.
      11.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You may choose to reinvest your distributions into additional units of the Fund. Unless you choose reinvestment, you will receive your distributions in cash. EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on designated exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME

Because the Fund generally pays dividends as they are received, individual income payments will fluctuate based upon the amount of dividends declared and paid by each issuer. Other reasons your income may vary are:
   o changes to the Portfolio because of sales of securities;
   o changes in the Fund's expenses; and
   o the amount of dividends declared and paid.

There can be no assurance that any dividends will be declared or paid.

RECORDS AND REPORTS

You will receive:
o a notice from the Trustee if new equity securities are deposited in exchange or substitution for equity securities originally deposited;
o annual reports on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of income received during the year. Please contact your tax advisor in this regard.

You may inspect records of Portfolio transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

CONCENTRATION RISK

When stocks in a particular industry make up 25% or more of the Portfolio, it is said to be 'concentrated' in that industry, which makes the Portfolio less diversified.

FOREIGN ISSUER RISK

Investments in securities of foreign issuers involve risks that are different from investments in securities of domestic issuers. They may include:
   o adverse political and economic developments;
   o possibility of withholding taxes;
   o exchange controls or other governmental restrictons on the payment of dividends;
   o conversion of local currency to U.S. dollars upon the sale of Portfolio Securities;
   o less publicly available information; and
   o absence of uniform accounting, auditing and financial reporting standards, practices and requirements.

American Depositary Shares and Receipts

American depositary shares and receipts are issued by an American bank or trust company to evidence ownership of underlying common stock issued by a foreign corporation and deposited in a depositary facility. The terms and conditions of the depositary facility may result in less liquidity or lower market prices for the ADRs than for the underlying shares. Certain of the Portfolio Securities were purchased in ADR form in the United States.

Foreign Currency Risk

Because securities of non-U.S. issuers generally pay dividends and trade in foreign currencies, there is the risk that the U.S. dollar value of these securities will vary widely with fluctuations in foreign exchange rates.

At the present time the Sponsor does not believe that any of the Portfolio Securities is subject to exchange control restrictions which would materially interfere with payment to the Portfolio of amounts due on the Portfolio Securities. The adoption of exchange control regulations or other legal restrictions could have an adverse impact on the marketability of international securities in the Portfolio and on the ability of the Portfolio to satisfy redemptions. There can be no assurance that exchange control regulations might not be adopted in the future that would adversely affect payments to the Portfolio.

EUROPEAN RISK FACTORS

The economies of individual European countries may differ unfavorably from the U.S. economy in gross national product, growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balanceof payments position.

For a number of years, certain European countries have been seeking economic and political unification which would reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries and reduce or eliminate currency fluctuations among these European countries.

On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro. A newly created European Central Bank (ECB) has the authority to direct the monetary policy for this region, including the determination of interest rates. These changes may affect the European capital markets, and the related risks may increase the volatility in European capital and currency markets. This, in turn, may affect the Portfolio's performance.

No assurances can be given that changes planned for Europe can be successfully implemented or that these changes will not result in lower market prices for the securities in the Portfolio.

Risks associated with investing in European securities may be heightened in the case of investments in smaller European securities markets because of risks due to the inexperience of financial intermediaries, the lack of modern technology, the lack of a sufficient capital base and the possibility of permanent or temporary termination of trading in those markets.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the Fund by:
   o reducing the dividends-received deduction or
   o increasing the corporate tax rate resulting in less money available for dividend payments.

SELLING UNITS

You can sell your units at any time for a price based on their net asset value. Your net asset value is calculated each business day by:
   o adding the value of the Portfolio securities, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors, and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the Portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value less any remaining deferred sales fee and the cost of liquidating securities to meet the redemption. We may resell the units to other buyers or to the Trustee.

We have maintained a secondary market continuously for more than 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by contacting your broker, dealer or financial institution that holds your units in street name. Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee will sell your units in the over-the-counter market if it believes it can obtain a higher price. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for the units you are selling we will select securities to be sold. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than you paid for your unit and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
   o for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

Units are charged a combination of initial and deferred sales fees.

The deferred sales fee is generally a quarterly charge of $1.625 per 1,000 units.

It is anticipated that securities will not be sold to pay the deferred sales fee until after the date of the last installment. Investors will be at risk for market price fluctuations in the securities from the several installment accrual dates to the dates of actual sale of securities to satisfy this liability.

EVALUATIONS

The Trustee values the securities on each business day (i.e., any day other than Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). In addition, for individual stocks, 'business day' shall also exclude various local holidays in the relevant foreign countries. If the securities are listed on a national securities exchange or the Nasdaq National Market, evaluations are generally based on closing sales prices on that exchange or that system or, if closing sales prices are not available, at the mean between the closing bid and offer prices.

INCOME
o The annual U.S. dollar income per unit, after deducting estimated annual Portfolio expenses per unit, will depend primarily upon the amount of dividends declared and paid by the issuers of the securities, fluctuations in U.S. dollar exchange rates and changes in the expenses of the Portfolio and, to a lesser degree, upon the level of purchases of additional securities and sales of securities. There is no assurance that dividends on the securities will continue at their current levels or be declared at all.
o Each unit receives an equal share of distributions of dividend income net of estimated expenses. Because dividends on the securities are not received at a constant rate throughout the year, any distribution may be more or less than the amount then credited to the income account. The Trustee credits dividends received to an Income Account which are converted into U.S. dollars at the current exchange rate and other receipts to a Capital Account after conversion into U.S.dollars at the current rate. The Trustee may establish a reserve account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid a fee monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 70 cents per 1,000 units annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Fund's registration statement yearly are now chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. Certain of these expenses were previously paid for by the Sponsors.

The Trustee's and Sponsors' fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio.

We decide whether to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the Portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. Unless you choose to receive an in-kind distribution of securities, we will sell any remaining securities, and you will receive your final distribution in cash.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by deliverying satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors and the Trustee, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Trustee may resign or be removed by the Sponsors without the consent of investors. The resignation or removal of the Trustee becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee and the Sponsors.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York,101 Barclay Street-- 17W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. Any cash made available by you to the Sponsors before the settlement date for your units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Fund, but we cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summarizes the material income tax consequences of holding Units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund intends to quality for special tax treatment as a regulated investment company so that it will not be subject to federal income tax on the portion of its taxable income that it distributes to investors in a timely manner.

DISTRIBUTIONS

Distributions to you of the Fund's dividend income and of the Fund's gains from Securities it has held for one year or less will generally be taxed to you as ordinary income, to the extent of the Fund's taxable income not attributable to the Fund's net capital gain. Distributions to you in excess of the Fund's taxable income will be treated as a return of capital and will reduce your basis in your Units. To the extent such distributions exceed your basis, they will be treated as gain from the sale of your Units.

Distributions to you that are treated as ordinary income will constitute dividends for federal income tax purposes. Corporate investors may be eligible for the 70% dividends-received deduction with respect to these distributions. You should consult your tax adviser.

Distributions to you of the Fund's net capital gain will generally be taxable to you as long-term capital gain, regardless of how long you have held your Units.

GAIN OR LOSS UPON DISPOSITION

You will generally recognize capital gain or loss when you dispose of your Units. If you receive Securities upon redemption of your Units, you will generally recognize capital gain or loss equal to the difference between your basis in your Units and the fair market value of the Securities received in redemption.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain or loss that you recognize on a disposition of your Units will be long-term if you have held your Units for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR BASIS IN THE SECURITIES

Your aggregate basis in the Units will generally be equal to the cost of your Units, including the initial sales charge. You should not increase your basis in your Units by deferred sales charges or organizational expenses.

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you will generally be subject to 30% withholding tax (or a lower applicable treaty rate) on distributions. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

 EQUITY INVESTOR FUND,
 PREMIER WORLD PORTFOLIO
 DEFINED ASSET FUNDS


 REPORT OF INDEPENDENT ACCOUNTANTS

 The Sponsors, Trustee and Holders
   of Equity Investor Fund,
   Premier World Portfolio
   Defined Asset Funds:

 We have audited the accompanying statement of condition of Equity Investor Fund, Premier World Portfolio Defined Asset Funds, including the portfolio, as of July 31, 1999 and the related statements of operations and of changes in net assets for the year ended
 July 31, 1999 and the period August 8, 1997 to July 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at July 31, 1999, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equity Investor Fund, Premier World Portfolio, Defined Asset Funds at
 July 31, 1999 and the results of its operations and changes in its net assets for the above-stated periods in conformity with generally accepted accounting principles.


 DELOITTE & TOUCHE LLP
 New York, NY

 October 19, 1999

 EQUITY INVESTOR FUND,
 PREMIER WORLD PORTFOLIO
 DEFINED ASSET FUNDS

 STATEMENT OF CONDITION
 AS OF JULY 31, 1999

 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $40,247,408) (Note 1)...................                $59,122,557
   Dividends receivable............................                    415,494
   Receivable for securities sold..................                    630,194
   Deferred organization cost (Note 5).............                     65,467
                                                                  _____________

             Total trust property..................                 60,233,712


 Less Liabilities:
   Accrued expenses payable........................  $    43,308
   Redemption Payable..............................      566,026
   Advanced from Trustee...........................      194,995
   Other liabilities (Note 5)......................        8,982       813,311
                                                    ____________  _____________
 NET ASSETS, REPRESENTED BY:
   41,840,148 units of fractional undivided
     interest outstanding (Note 3).................   59,046,218
   Undistributed net investment income.............      374,183
                                                    ____________
                                                                   $59,420,401
                                                                 ==============

 UNIT VALUE ($59,420,401/41,840,148 units).........                   $1.42018
                                                                 ==============



                           See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 PREMIER WORLD PORTFOLIO
 DEFINED ASSET FUNDS

 STATEMENTS OF OPERATIONS


                                                                         August 8,
                                                          Year             1997
                                                          Ended             to
                                                         July 31,         July 31,
                                                          1999             1998
 INVESTMENT INCOME:
   Dividend income.................................    $1,209,022     $ 1,125,075
   Trustee's fees and expenses.....................       (48,905)       (173,618)
   Sponsors' fees .................................       (27,574)        (20,495)
                                                    ______________   ______________

   Net investment income...........................     1,132,543         930,962
                                                    ______________   ______________

 REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:
   Realized gain on securities sold ...............     3,554,168         700,388
   Unrealized appreciation of investments..........     4,299,357      14,575,792
                                                    ______________   ______________

   Net realized and unrealized gain on
     investments...................................     7,853,525      15,276,180
                                                    ______________   ______________

 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................    $8,986,068     $16,207,142
                                                    ==============   ==============




                                     See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 PREMIER WORLD PORTFOLIO
 DEFINED ASSET FUNDS

 STATEMENTS OF CHANGES IN NET ASSETS


                                                                       August 8,
                                                                          1997
                                                       Year Ended          to
                                                         July 31,        July 31,
1999 1998

OPERATIONS:
   Net investment income...........................  $ 1,132,543     $   930,962
   Realized gain on securities sold or redeemed....    3,554,168         700,388
   Unrealized appreciation of investments..........    4,299,357      14,575,792
                                                    _____________    _____________

   Net increase in net assets resulting
      from operations..............................    8,986,068      16,207,142
                                                    _____________    _____________

 DISTRIBUTION TO HOLDERS (Note 2):
 Income...........................................      (797,680)       (867,207)
 Principal........................................      (106,630)           -
                                                    _____________    _____________
 Total distributions..............................      (904,310)       (867,207)
                                                    _____________    _____________

 CAPITAL SHARE TRANSACTIONS:
   Issuance of 56,436,764 additional units
     (Note 1).....................................        -          54,263,317
   Redemptions of 13,200,213 and 2,460,909 units,
     respectively.................................   (15,847,497)    (2,793,592)
   Deferred sales charge (Note 7).................      (317,141)      (264,206)
   Organization costs.............................       (32,733)       (32,733)
                                                    _____________   _____________

 NET CAPITAL SHARE TRANSACTIONS....................  (16,197,371)    51,172,786
                                                    _____________   _____________

 NET (DECREASE) INCREASE IN NET ASSETS.............   (8,115,613)    66,512,721

 NET ASSETS AT BEGINNING OF PERIOD.................   67,536,014      1,023,293
                                                    _____________   _____________

 NET ASSETS AT END OF PERIOD.......................  $59,420,401    $67,536,014
                                                    =============   =============
 PER UNIT:
   Income distributions during period..............      $.01766        $.01627
                                                    =============   =============
   Principal distributions during period...........      $.00219          -
                                                    =============   =============
   Net asset value at end of period................     $1.42018       $1.22703
                                                    =============   =============
 TRUST UNITS OUTSTANDING AT END OF PERIOD..........   41,840,148     55,040,361
                                                    =============   =============


                                 See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 PREMIER WORLD PORTFOLIO
 DEFINED ASSET FUNDS


 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at value: for securities listed on a national securities exchange, value is based on the closing sale price on such exchange and, for securities not so listed, value is based on current bid price on the over-the-counter market. Realized gains or losses on sales of securities are determined using the first-in, first-out cost method.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Dividend income is recorded on the ex-dividend dates.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders on the twenty-fifth day of each month. Receipts other than dividends, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3. NET CAPITAL

     Cost of 41,840,148 units at Date of Deposit........................................  $40,381,151
     Less sales charge including deferred sales charge..................................      610,282
                                                                                          ____________
                                                                                           39,770,869
     Redemptions of units - net cost of 15,661,122 units redeemed less redemption
       amounts..........................................................................   (3,682,260)
     Principal distribution.............................................................     (106,630)
     Realized gain on securities sold or redeemed.......................................    4,254,556
     Net unrealized appreciation of investments.........................................   18,875,149
     Organization expense...............................................................      (65,466)
                                                                                       _______________

     Net capital applicable to Holders..................................................  $59,046,218
                                                                                       ===============


EQUITY INVESTOR FUND,
PREMIER WORLD PORTFOLIO
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

4. INCOME TAX

As of July 31, 1999, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $18,875,149, of which $1,673,323 related to depreciated securities and $20,548,472 related to appreciated securities. The aggregate cost of investment securities for Federal income tax purposes was $40,247,408 at July 31, 1999.

5. ORGANIZATION COSTS

Deferred organization costs are being amortized over the life of the Fund. Included in "Other liabilities" in the accompanying Statement of Condition is $8,982 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

6. REINVESTMENT PLAN

Holders may participate in the Fund's Reinvestment Plan, subject to its terms, by filing an appropriate notice of election.

7. DEFERRED SALES CHARGE

The deferred portion of the sales charge is $1.625 per 1,000 units payable by the Fund on behalf of the investors out of net asset value of the Fund quarterly on the 10th of each February, May, August and November, until the Fund terminates.

EQUITY INVESTOR FUND
PREMIER WORLD PORTFOLIO
DEFINED ASSET FUNDS

PORTFOLIO
AS OF JULY 31, 1999

  Portfolio No. and Title of                 Number of
         Securities                           Shares              Cost               Market Value(1)
United Kingdom
1  Barclays PLC                               36,800        $   881,088                 $ 1,088,611
2  Bass PLC                                   60,710            932,526                     882,194
3  British Aerospace PLC                      74,900            469,333                     494,669
4  Diageo PLC                                 72,728            822,118                     740,549
5  Imperial Chemicals Industries PLC          44,600            742,151                     519,634
6  Inchcape PLC (10)                          27,450            756,755                     170,377
7  Legal & General Group PLC (4)             243,100            469,287                     585,800
8  Lloyds TSB Group PLC                       33,300            410,984                     433,368
9  P & O Steam Navigation                     74,700            814,150                   1,210,945
10  Tesco PLC                                166,000            392,468                     437,050
11  Wolseley PLC                              59,500            462,897                     531,029
Japan
12  Aisin Seiki Co., Ltd.                     39,000            539,713                     501,186
13  The Bank of Tokyo - Mitsubishi, Ltd.      39,000            730,288                     595,030
14  Bridgestone Corporation                   39,000            929,464                   1,200,262
15  Honda Motor Co., Ltd.                     39,000          1,285,493                   1,689,887
16  Mitsubishi Corporation                    39,000            401,160                     317,916
17  Mitsui & Company                          39,000            341,616                     277,454
18  Takeda Chemical Industries                38,000          1,128,837                   2,060,680
19  Toyota Motor Corporation                  39,000          1,098,897                   1,373,670
Netherlands
20  ABN Amro Holding N.V.                     55,000          1,258,648                   1,235,734
21  Aegon NV                                  13,400            545,636                   1,032,956
22  Buhrmann (5)                              22,200            673,541                     451,284
23  Royal Dutch Petroleum Company             29,700          1,626,230                   1,855,720
24  Unilever NV (6)                           13,661            835,951                     967,552


                                                                 D - 7

EQUITY INVESTOR FUND
PREMIER WORLD PORTFOLIO
DEFINED ASSET FUNDS

PORTFOLIO
AS OF JULY 31, 1999

  Portfolio No. and Title of                 Number of
         Securities                           Shares              Cost               Market Value(1)
France
25  Compagnie de Saint Gobain                   7,800       $ 1,184,408                 $ 1,414,515
26  Credit Commercial de France                11,300           658,579                   1,323,841
27  Pinault-Printemps-Redoute SA               20,800         2,011,204                   3,471,611
28  Societe Generale                           15,600         2,257,875                   2,930,841
Germany
29  Deutsche Telekom (9)                       66,500         1,496,987                   2,735,656
30  Dresdner Bank AG                            7,300           330,343                     313,192
31  Mannesmann AG                              39,950         1,835,073                   6,073,710
32  VEBA AG                                     6,900           407,277                     423,744
Australia
33  Broken Hill Proprietary Company limited    45,400           572,794                     501,734
34  Coles Myer Ltd.                            78,000           386,482                     454,144
35  Rio Tinto Limited                          78,000         1,205,518                   1,394,065
Switzerland
36  Nestle SA                                     800         1,073,393                   1,572,539
37  Novartis AG                                   800         1,233,223                   1,155,269
38  Zurich Versicherungs - Gesellschaft         2,025           844,758                   1,174,326
Spain
39  Banco Santander SA (2)                     76,800           554,335                     761,700
40  Telefonica S.A. (3)(8)                    105,913           921,410                   1,697,474
Canada
41  Nortel Networks Corp. Telecom - ADR (7)    30,650         1,585,279                   2,716,356
Finland
42  Nokia AB - ADR (2)                         75,950         1,657,899                   6,460,497


EQUITY INVESTOR FUND
PREMIER WORLD PORTFOLIO
DEFINED ASSET FUNDS

PORTFOLIO
AS OF JULY 31, 1999

  Portfolio No. and Title of                 Number of
         Securities                           Shares              Cost               Market Value(1)
Sweden
43  Telefonaktiebolage LM Ericcson ADR        42,300        $   967,369                 $ 1,356,244
Hong Kong
44  HSBC Holdings PLC (3)                     45,600            513,971                     537,542

                                                          ________________         ________________
                                                            $40,247,408                $59,122,557
                                                          ================         ================


(1)  See Notes to Financial Statements.
(2)  Adjusted for a 2 for 1 Stock split.
(3)  Adjusted for a 3 for 1 Stock split.
(4)  Adjusted for a 4 for 1 Stock split.
(5)  Adjusted for a 4 for 5 reverse split.
(6)  Adjusted for a 25 for 28 reverse split.
(7)  Name changed from Northern Telecom Limited
(8)  Received two 50 for 1 bonus issues
(9)  Received a 1 for 1 rights issue
(10)  Adjusted for a 1 for 6 Consolidation.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         EQUITY INVESTOR FUND
Request the most                         PREMIER WORLD PORTFOLIO--1
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-19655) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-3044).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                     11311--11/99

                       CONTENTS OF REGISTRATION STATEMENT
This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The Cross-Reference Sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:


1.1.1          --Form of Standard Terms and Conditions of Trust Effective
                 October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).
5.1            --Consent of independent accountants.
9.1            --Information Supplement (incorporated by reference to Exhibit
                 9.1 to the Registration Statement of Equity Investor Fund, Select Ten Portfolio 1999 International Series A (United Kingdom Portfolio), 1933 Act File No. 333-70593).

                              EQUITY INVESTOR FUND
                           PREMIER WORLD PORTFOLIO--1
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, EQUITY INVESTOR FUND, PREMIER WORLD PORTFOLIO--1, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 10TH DAY OF NOVEMBER, 1999.

             SIGNATURES APPEAR ON PAGE R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      J. DAVID MEGLEN
      (As authorized signatory for Merrill Lynch, Pierce,
      Fenner & Smith Incorporated and
      Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)